Unaudited Condensed Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	General Partner Unit	Common Unitholders	Class B Units	Accumulated Other Comprehensive Income (Loss)	Total
Beginning balance at Dec. 31, 2023	$ 9,285	$ 510,013	$ 3,871	$ 0	$ 523,169
Net income (loss)	(163)	(8,650)		0	(8,813)
Other comprehensive income				0	0
Cash distributions	(33)	(1,770)		0	(1,803)
Ending balance at Jun. 30, 2024	9,089	499,593	3,871	0	512,553
Convertible preferred units, beginning balance at Dec. 31, 2023					84,308
Net income (loss)					3,400
Cash distributions					(3,400)
Convertible preferred units, ending balance at Jun. 30, 2024					84,308
Beginning balance at Mar. 31, 2024	9,374	514,760	3,871	0	528,005
Net income (loss)	(269)	(14,282)		0	(14,551)
Other comprehensive income				0	0
Cash distributions	(16)	(885)		0	(901)
Ending balance at Jun. 30, 2024	9,089	499,593	3,871	0	512,553
Convertible preferred units, beginning balance at Mar. 31, 2024					84,308
Net income (loss)					1,700
Cash distributions					(1,700)
Convertible preferred units, ending balance at Jun. 30, 2024					84,308
Beginning balance at Dec. 31, 2024	9,353	513,603	3,871	0	526,827
Net income (loss)	203	10,788		0	10,991
Other comprehensive income				0	0
Cash distributions	(33)	(1,770)		0	(1,803)
Ending balance at Jun. 30, 2025	9,523	522,621	3,871	0	536,015
Convertible preferred units, beginning balance at Dec. 31, 2024					84,308
Net income (loss)					3,400
Cash distributions					(3,400)
Convertible preferred units, ending balance at Jun. 30, 2025					84,308
Beginning balance at Mar. 31, 2025	9,444	518,491	3,871	0	531,806
Net income (loss)	95	5,015		0	5,110
Other comprehensive income				0	0
Cash distributions	(16)	(885)		0	(901)
Ending balance at Jun. 30, 2025	$ 9,523	$ 522,621	$ 3,871	$ 0	536,015
Convertible preferred units, beginning balance at Mar. 31, 2025					84,308
Net income (loss)					1,700
Cash distributions					(1,700)
Convertible preferred units, ending balance at Jun. 30, 2025					$ 84,308